Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
Fair Value, Assets and Liabilities Measured on Recurring Basis
		Fair Value Measurements
(Millions)	Fair Value at	Using Inputs Considered as
Description	Dec. 31, 2012	Level 1		Level 2	Level 3
Assets:
Available-for-sale:
Marketable securities:
U.S. government agency securities	$287	$	―	$287	$	―
Foreign government agency securities	67		―	67		―
Corporate debt securities	965		―	965		―
Certificates of deposit/time deposits	41		―	41		―
Commercial paper	116		―	116		―
Asset-backed securities:
Automobile loan related	942		―	942		―
Credit card related	157		―	157		―
Equipment lease related	90		―	90		―
Other	39		―	39		―
U.S. treasury securities	72		72	―		―
U.S. municipal securities	27		―	27		―
Auction rate securities	7		―	―		7
Investments	3		3	―		―
Derivative instruments — assets:
Foreign currency forward/option contracts	49		49	―		―
Interest rate swap contracts	23		―	23		―

Liabilities:
Derivative instruments — liabilities:
Foreign currency forward/option contracts	105		104	1		―
Commodity price swap contracts	1		1	―		―

		Fair Value Measurements
(Millions)	Fair Value at	Using Inputs Considered as
Description	Dec. 31, 2011	Level 1		Level 2	Level 3
Assets:
Available-for-sale:
Marketable securities:
U.S. government agency securities	$480	$	―	$480	$	―
Foreign government agency securities	23		―	23		―
Corporate debt securities	668		―	668		―
Certificates of deposit/time deposits	49		―	49		―
Commercial paper	30		―	30		―
Asset-backed securities:
Automobile loan related	718		―	718		―
Credit card related	268		―	268		―
Equipment lease related	64		―	64		―
Other	5		―	5		―
U.S. treasury securities	34		34	―		―
U.S. municipal securities	14		―	14		―
Auction rate securities	4		―	―		4
Investments	4		4	―		―
Derivative instruments — assets:
Foreign currency forward/option contracts	107		98	9		―
Interest rate swap contracts	28		―	28		―

Liabilities:
Derivative instruments — liabilities:
Foreign currency forward/option contracts	42		42	―		―
Commodity price swap contracts	7		7	―		―

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
(Millions)
Marketable securities – auction rate securities only	2012	2011	2010
Beginning balance	$4	$7	$5
Total gains or losses:
Included in earnings	―	―	―
Included in other comprehensive income	3	(3)	2
Purchases, issuances, and settlements	―	―	―
Transfers in and/or out of Level 3	―	―	―
Ending balance (December 31)	7	4	7

Additional losses included in earnings due to reclassifications from other comprehensive income for:
Securities sold during the period ended December 31	―	―	―
Securities still held at December 31	―	―	―

Fair Value of Financial Instruments by Balance Sheet Grouping
	December 31, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
(Millions)	Value	Value	Value	Value
Long-term debt, excluding current portion	$4,916	$5,363	$4,484	$5,002